                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02424

                        Van Kampen Strategic Growth Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 2/29/08

Item 1. Report to Shareholders.

The Fund's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Strategic Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 29, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I AND R SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 02/29/08

                     A SHARES            B SHARES            C SHARES         I SHARES     R SHARES
                       since               since               since           since        since
                     10/02/70            04/20/92             7/06/93         10/16/00     10/01/02
----------------------------------------------------------------------------------------------------
AVERAGE                     W/MAX               W/MAX               W/MAX
ANNUAL             W/O      5.75%      W/O      5.00%      W/O      1.00%       W/O          W/O
TOTAL             SALES     SALES     SALES     SALES     SALES     SALES      SALES        SALES
RETURNS          CHARGES   CHARGES   CHARGES   CHARGES   CHARGES   CHARGES    CHARGES      CHARGES

Since Inception  14.07%     13.89%    9.99%      9.99%    8.54%     8.54%      -7.58%        7.03%

10-year           4.47       3.86     3.83       3.83     3.69      3.69          --           --

5-year            9.41       8.12     8.58       8.37     8.59      8.59        9.68         9.13

1-year            2.58      -3.33     1.83      -3.17     1.81      0.81        2.83         2.32

6-month          -5.99     -11.39    -6.32     -11.01    -6.34     -7.28       -5.86        -6.10
----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I Shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Class I Shares are available for purchase exclusively by investors through (i) tax exempt retirement plans with assets of at least one million dollars (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least one million dollars, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class R Shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R Shares is up to 0.50 percent. Class R Shares are available for purchase exclusively by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans) held in plan level or omnibus accounts. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) Index companies (the 1000 largest U.S. companies) with higher price-to-book ratios and higher forecasted growth values. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2008

MARKET CONDITIONS

Volatility roiled the U.S. financial markets for the six-month period ended February 29, 2008. The period began in a tumultuous state as investors faced an almost constant stream of news regarding increasing home foreclosures, followed by announced bankruptcies at a number of mortgage lenders and the subsequent demise of several hedge funds invested in subprime-related securities. As a result, credit standards began to tighten across the board, removing much of the low-cost liquidity that had helped support the merger and acquisition (M&A) boom and stocks' robust gains for the past several years. As the contagion from the subprime mortgage market collapse spread throughout the equity and fixed income markets, several large financial institutions declared asset losses in the billions of dollars due to their exposure to mortgage securities. Amid this turmoil, prices on food and energy continued to steadily rise, and consumer spending--a key factor in domestic economic growth for the past several years--decreased significantly. These events were reflected in the fourth quarter economic data, which included weak manufacturing and negative employment data for the period. Furthermore, preliminary estimates of gross domestic product (GDP) growth slowed to 0.6 percent, significantly down from the real GDP growth of the previous quarter.

In response to the market turbulence, the Federal Open Market Committee (the "Fed") lowered the target federal funds rate five times between September and January to 3.0% and offered an instant source of liquidity through billions in short-term loans via the Term Auction Facility, a newly-created structure where banks could borrow funds at market rates, as well as the traditional Fed discount window. Furthermore, in January 2008, the federal government adopted an economic stimulus plan designed to bolster consumer spending in which taxpayers of a certain threshold would receive rebate checks for themselves and their families. Although the markets briefly rallied following each announced action, by the end of the period the broad market returns were in negative territory as investors faced the likelihood of an economic recession in the near term.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Strategic Growth Fund outperformed the Russell 1000(R) Growth Index for the six months ended February 29, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2008

-----------------------------------------------------------------------------
                                                        RUSSELL 1000(R)
      CLASS A   CLASS B   CLASS C   CLASS I   CLASS R    GROWTH INDEX

      -5.99%    -6.32%    -6.34%    -5.86%    -6.10%        -6.56%
-----------------------------------------------------------------------------

The performance for the five share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

For the six-month period, the sectors that most positively contributed to the Fund's performance were materials and processing, other energy, technology, and utilities. In the materials and processing sector, investment in a single agriculture fishing and ranching holding drove outperformance, as did an overweight allocation. Stock selection in the other energy sector was also a leading contributor to relative returns, which helped to more than offset the detrimental effect of an underweight allocation. Within the sector, areas of strength included crude oil producers and oil well equipment. In the technology sector, stock selection in semiconductors, computer services software and systems, communications technology, and computer technology along with an underweight allocation was advantageous to performance. The Fund's stock selection within the utilities sector also added to relative returns.

In contrast, the sectors that detracted from the Fund's performance during the period were consumer discretionary, financial services, and consumer staples. Stock selection and a large sector overweight in the consumer discretionary sector was the main detractor from relative returns. Within the sector, areas of weakness were commercial services, retail, hotel/motel, consumer electronics, and restaurants. In the financial services sector, a modest overweight allocation had a negative impact on performance, as did selection in the diversified financial services, multi-line insurance and financial information services segments. Furthermore, although security selection in the consumer staples sector added to relative returns, this beneficial effect was greatly overshadowed by the sector's underweight position.

At the end of the period, consumer discretionary represented the largest sector weight and overweight in the Fund, followed by the technology and materials and processing sectors. The technology sector was underweight versus the Russell 1000 Growth Index, while the materials and processing sector was overweight relative to the Index.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP TEN HOLDINGS AS OF 2/29/08
Monsanto Co.                                                      9.0%
Ultra Petroleum Corp.                                             6.3
Google, Inc., Class A                                             5.8
Amazon.com, Inc.                                                  4.7
Brookfield Asset Management, Inc., Class A                        4.5
Research In Motion, Ltd.                                          4.1
eBay, Inc.                                                        3.8
Wynn Resorts, Ltd.                                                3.3
Berkshire Hathaway, Inc., Class B                                 3.1
America Movil, SA de CV, Ser L--ADR                               2.6

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/29/08
Internet Software & Services                                     14.1%
Fertilizers & Agricultural Chemicals                              9.0
Oil & Gas Exploration & Production                                8.3
Communications Equipment                                          6.2
Internet Retail                                                   4.7
Real Estate Management & Development                              4.5
Wireless Telecommunication Services                               4.0
Construction Materials                                            3.6
Air Freight & Logistics                                           3.3
Casinos & Gaming                                                  3.3
Property & Casualty Insurance                                     3.1
Multi-Line Insurance                                              2.5
Consumer Finance                                                  2.4
Data Processing & Outsourced Services                             2.4
Restaurants                                                       2.3
Computer Hardware                                                 2.2
Apparel Retail                                                    2.1
Distributors                                                      1.9
Apparel, Accessories & Luxury Goods                               1.8
Department Stores                                                 1.7
Specialized Finance                                               1.6
Tobacco                                                           1.5
Advertising                                                       1.5
Pharmaceuticals                                                   1.5
Asset Management & Custody Banks                                  1.4
Marine Ports & Services                                           1.4
Steel                                                             1.3
Life Sciences Tools & Services                                    1.1
Systems Software                                                  1.1
Multi-Utilities                                                   1.0
Environmental & Facilities Services                               0.9
Human Resource & Employment Services                              0.9

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/29/08
(continued from previous page)
Health Care Equipment                                             0.6
Diversified Commercial & Professional Services                    0.5
                                                                -----
Total Long-Term Investments                                      99.7
Total Repurchase Agreements                                       0.7
                                                                -----
Total Investments                                               100.4
Foreign Currency                                                  0.0*
Liabilities in Excess of Other Assets                            (0.4)
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/07-2/29/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/07           2/29/08       9/1/07-2/29/08
Class A
  Actual......................................    $1,000.00        $  940.12          $5.35
  Hypothetical................................     1,000.00         1,019.34           5.57
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00           936.77           8.86
  Hypothetical................................     1,000.00         1,015.71           9.22
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00           936.61           9.00
  Hypothetical................................     1,000.00         1,015.56           9.37
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00           941.35           4.15
  Hypothetical................................     1,000.00         1,020.59           4.32
  (5% annual return before expenses)
Class R
  Actual......................................     1,000.00           938.98           6.56
  Hypothetical................................     1,000.00         1,018.10           6.82
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.11%, 1.84%, 1.87%, 0.86% and 1.36% for Class A, B, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class B expense ratio reflects actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN STRATEGIC GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS  99.7%
ADVERTISING  1.5%
Aeroplan Income Fund (Canada)...............................  2,191,094    $   45,079,658
Aeroplan Income Fund (Canada) (a) (b).......................    137,528         2,829,507
                                                                           --------------
                                                                               47,909,165
                                                                           --------------
AIR FREIGHT & LOGISTICS  3.3%
C.H. Robinson Worldwide, Inc. ..............................  1,244,889        63,203,015
Expeditors International of Washington, Inc. ...............  1,099,845        43,245,905
                                                                           --------------
                                                                              106,448,920
                                                                           --------------
APPAREL, ACCESSORIES & LUXURY GOODS  1.8%
Coach, Inc. (a).............................................  1,851,236        56,129,476
                                                                           --------------

APPAREL RETAIL  2.1%
Abercrombie & Fitch Co., Class A............................    856,278        66,387,233
                                                                           --------------

ASSET MANAGEMENT & CUSTODY BANKS  1.4%
Franklin Resources, Inc. ...................................    488,632        46,112,202
                                                                           --------------

CASINOS & GAMING  3.3%
Wynn Resorts, Ltd. .........................................  1,040,156       104,743,709
                                                                           --------------

COMMUNICATIONS EQUIPMENT  6.2%
Cisco Systems, Inc. (a).....................................  2,685,748        65,451,679
Research In Motion, Ltd. (Canada) (a).......................  1,265,220       131,329,836
                                                                           --------------
                                                                              196,781,515
                                                                           --------------
COMPUTER HARDWARE  2.2%
Apple, Inc. (a).............................................    574,039        71,766,356
                                                                           --------------

CONSTRUCTION MATERIALS  3.6%
Cemex, SAB de CV --ADR (Mexico) (a).........................  2,582,370        71,144,294
Martin Marietta Materials, Inc..............................    405,367        43,617,489
                                                                           --------------
                                                                              114,761,783
                                                                           --------------

CONSUMER FINANCE  2.4%
American Express Co. .......................................  1,839,405        77,806,831
                                                                           --------------

DATA PROCESSING & OUTSOURCED SERVICES  2.4%
MasterCard, Inc., Class A...................................    404,083        76,775,770
                                                                           --------------

DEPARTMENT STORES  1.7%
Sears Holdings Corp. (a)....................................    554,904        53,059,920
                                                                           --------------

DISTRIBUTORS  1.9%
Li & Fung, Ltd. (Bermuda)...................................  16,626,000       59,766,273
                                                                           --------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  0.5%
Corporate Executive Board Co. ..............................    387,717        15,745,187
                                                                           --------------

 10                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
ENVIRONMENTAL & FACILITIES SERVICES  0.9%
Stericycle, Inc. (a)........................................    531,445    $   28,639,571
                                                                           --------------

FERTILIZERS & AGRICULTURAL CHEMICALS  9.0%
Monsanto Co. ...............................................  2,478,373       286,698,189
                                                                           --------------

HEALTH CARE EQUIPMENT  0.6%
Gen-Probe, Inc. (a).........................................    381,865        18,256,966
                                                                           --------------

HUMAN RESOURCE & EMPLOYMENT SERVICES  0.9%
Monster Worldwide, Inc. (a).................................  1,033,412        27,478,425
                                                                           --------------

INTERNET RETAIL  4.7%
Amazon.com, Inc. (a)........................................  2,304,679       148,582,655
                                                                           --------------

INTERNET SOFTWARE & SERVICES  14.1%
Baidu.com, Inc.--ADR (Cayman Islands) (a)...................    167,703        42,148,795
eBay, Inc. (a)..............................................  4,536,292       119,576,657
Google, Inc., Class A (a)...................................    390,456       183,975,058
Tencent Holdings, Ltd. (Cayman Islands).....................  6,205,200        38,428,349
Yahoo!, Inc. (a)............................................  2,385,899        66,280,274
                                                                           --------------
                                                                              450,409,133
                                                                           --------------
LIFE SCIENCES TOOLS & SERVICES  1.1%
Illumina, Inc. (a)..........................................    501,320        36,300,581
                                                                           --------------

MARINE PORTS & SERVICES  1.4%
China Merchants Holdings International Co., Ltd. (Hong
  Kong).....................................................  8,118,000        43,546,589
                                                                           --------------

MULTI-LINE INSURANCE  2.5%
Loews Corp. ................................................  1,887,893        78,989,443
                                                                           --------------

MULTI-UTILITIES  1.0%
Veolia Environnement--ADR (France)..........................    377,072        33,578,262
                                                                           --------------

OIL & GAS EXPLORATION & PRODUCTION  8.3%
Southwestern Energy Co. (a).................................    971,173        63,349,615
Ultra Petroleum Corp. (Canada) (a)..........................  2,564,490       201,235,530
                                                                           --------------
                                                                              264,585,145
                                                                           --------------
PHARMACEUTICALS  1.5%
Allergan, Inc. .............................................    792,050        46,913,121
                                                                           --------------

PROPERTY & CASUALTY INSURANCE  3.1%
Berkshire Hathaway, Inc., Class B (a).......................     21,001        98,169,175
                                                                           --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT  4.5%
Brookfield Asset Management, Inc., Class A (Canada).........  4,784,385       141,857,015
                                                                           --------------

See Notes to Financial Statements                                             11

VAN KAMPEN STRATEGIC GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
RESTAURANTS  2.3%
Starbucks Corp. (a).........................................  4,093,919    $   73,567,724
                                                                           --------------

SPECIALIZED FINANCE  1.6%
CME Group, Inc. ............................................     99,201        50,919,873
                                                                           --------------

STEEL  1.3%
Nucor Corp. ................................................    627,138        40,494,301
                                                                           --------------

SYSTEMS SOFTWARE  1.1%
VMware, Inc., Class A (a)...................................    599,752        35,187,450
                                                                           --------------

TOBACCO  1.5%
Altria Group, Inc. .........................................    661,589        48,388,619
                                                                           --------------

WIRELESS TELECOMMUNICATION SERVICES  4.0%
America Movil, SA de CV, Ser L--ADR (Mexico)................  1,385,642        83,775,915
China Mobile, Ltd.--ADR (Hong Kong).........................    581,939        43,424,288
                                                                           --------------
                                                                              127,200,203
                                                                           --------------

TOTAL LONG-TERM INVESTMENTS   99.7%
  (Cost $3,426,476,898).................................................    3,173,956,780
                                                                           --------------

REPURCHASE AGREEMENTS  0.7%
Banc of America Securities ($8,539,564 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.16%, dated 02/29/08, to be sold on 03/03/08 at $8,541,813)..........        8,539,564
Citigroup Global Markets, Inc. ($7,590,724 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.05%, dated 02/29/08, to be sold on 03/03/08 at $7,592,653)..........        7,590,724
State Street Bank & Trust Co. ($5,190,712 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.66%, dated 02/29/08, to be sold on 03/03/08 at $5,191,862)..........        5,190,712
                                                                           --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

DESCRIPTION                                                                    VALUE
-----------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS  0.7%
(Cost $21,321,000)......................................................   $   21,321,000
                                                                           --------------

TOTAL INVESTMENTS 100.4%
  (Cost $3,447,797,898).................................................    3,195,277,780

FOREIGN CURRENCY  0.0%
  (Cost $59,884)........................................................           61,342
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.4%)...........................      (12,987,250)
                                                                           --------------

NET ASSETS  100.0%......................................................   $3,182,351,872
                                                                           ==============

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $141,741,211 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) Non-income producing security as this stock currently does not declare income dividends.

(b) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             13

VAN KAMPEN STRATEGIC GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 29, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $3,447,797,898).....................  $ 3,195,277,780
Foreign Currency (Cost $59,884).............................           61,342
Cash........................................................              213
Receivables:
  Fund Shares Sold..........................................          781,741
  Dividends.................................................          559,094
  Interest..................................................            1,776
Other.......................................................          668,739
                                                              ---------------
    Total Assets............................................    3,197,350,685
                                                              ---------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................        3,841,696
  Distributor and Affiliates................................        3,782,386
  Investments Purchased.....................................        3,201,270
  Investment Advisory Fee...................................        1,188,200
Trustees' Deferred Compensation and Retirement Plans........          703,659
Accrued Expenses............................................        2,281,602
                                                              ---------------
    Total Liabilities.......................................       14,998,813
                                                              ---------------
NET ASSETS..................................................  $ 3,182,351,872
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $ 7,710,612,409
Net Unrealized Depreciation.................................     (252,519,323)
Accumulated Net Investment Loss.............................       (1,948,953)
Accumulated Net Realized Loss...............................   (4,273,792,261)
                                                              ---------------
NET ASSETS..................................................  $ 3,182,351,872
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $2,228,762,692 and 50,882,664 shares of
    beneficial interest issued and outstanding).............  $         43.80
    Maximum sales charge (5.75%* of offering price).........             2.67
                                                              ---------------
    Maximum offering price to public........................  $         46.47
                                                              ===============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $766,373,719 and 20,862,337 shares of
    beneficial interest issued and outstanding).............  $         36.73
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $159,771,631 and 4,240,490 shares of
    beneficial interest issued and outstanding).............  $         37.68
                                                              ===============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $25,130,128 and 563,244 shares of
    beneficial interest issued and outstanding).............  $         44.62
                                                              ===============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $2,313,702 and 53,512 shares of beneficial
    interest issued and outstanding)........................  $         43.24
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced

 14                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 29, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $897,479)....  $  20,358,363
Interest....................................................      2,805,341
                                                              -------------
    Total Income............................................     23,163,704
                                                              -------------
EXPENSES:
Distribution (12b-1) and Service Fees
  Class A...................................................      3,119,509
  Class B...................................................      4,548,089
  Class C...................................................        926,395
  Class R...................................................          6,203
Investment Advisory Fee.....................................      8,343,305
Transfer Agent Fees.........................................      6,786,821
Reports to Shareholders.....................................        245,409
Accounting and Administrative Expenses......................        234,455
Professional Fees...........................................         77,830
Custody.....................................................         70,376
Registration Fees...........................................         54,542
Trustees' Fees and Related Expenses.........................         44,789
Other.......................................................         56,569
                                                              -------------
    Total Expenses..........................................     24,514,292
    Less Credits Earned on Cash Balances....................         73,011
                                                              -------------
    Net Expenses............................................     24,441,281
                                                              -------------
NET INVESTMENT LOSS.........................................  $  (1,277,577)
                                                              =============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 732,126,279
  Foreign Currency Transactions.............................      1,120,147
                                                              -------------
Net Realized Gain...........................................    733,246,426
                                                              -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    670,123,270
                                                              -------------
  End of the Period:
    Investments.............................................   (252,520,118)
    Foreign Currency Translation............................            795
                                                              -------------
                                                               (252,519,323)
                                                              -------------
Net Unrealized Depreciation During the Period...............   (922,642,593)
                                                              -------------
NET REALIZED AND UNREALIZED LOSS............................  $(189,396,167)
                                                              =============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(190,673,744)
                                                              =============

See Notes to Financial Statements                                             15

VAN KAMPEN STRATEGIC GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE            FOR THE
                                                          SIX MONTHS ENDED      YEAR ENDED
                                                          FEBRUARY 29, 2008   AUGUST 31, 2007
                                                          -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.....................................   $   (1,277,577)    $   (15,303,162)
Net Realized Gain.......................................      733,246,426         418,964,413
Net Unrealized Appreciation/Depreciation During the
  Period................................................     (922,642,593)        279,433,155
                                                           --------------     ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....     (190,673,744)        683,094,406
                                                           --------------     ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................      188,480,407         361,164,686
Cost of Shares Repurchased..............................     (587,113,830)     (1,533,900,373)
                                                           --------------     ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......     (398,633,423)     (1,172,735,687)
                                                           --------------     ---------------
TOTAL DECREASE IN NET ASSETS............................     (589,307,167)       (489,641,281)
NET ASSETS:
Beginning of the Period.................................    3,771,659,039       4,261,300,320
                                                           --------------     ---------------
End of the Period (Including accumulated net investment
  loss of $1,948,953 and $671,376, respectively)........   $3,182,351,872     $ 3,771,659,039
                                                           ==============     ===============

 16                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                 SIX MONTHS
                                   ENDED                      YEAR ENDED AUGUST 31,
CLASS A SHARES                  FEBRUARY 29,   ----------------------------------------------------
                                    2008         2007       2006       2005       2004       2003
                                -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................   $  46.59     $  39.41   $  39.84   $  34.14   $  34.08   $  30.96
                                  --------     --------   --------   --------   --------   --------
  Net Investment
    Income/Loss (a)............       0.04        (0.05)     (0.12)       -0-(c)    (0.16)    (0.18)
  Net Realized and Unrealized
    Gain/Loss..................      (2.83)        7.23      (0.31)      5.70       0.22       3.30
                                  --------     --------   --------   --------   --------   --------
Total from Investment
  Operations...................      (2.79)        7.18      (0.43)      5.70       0.06       3.12
                                  --------     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD.......................   $  43.80     $  46.59   $  39.41   $  39.84   $  34.14   $  34.08
                                  ========     ========   ========   ========   ========   ========
Total Return (b)...............     -5.99%*      18.22%     -1.08%     16.70%      0.18%     10.08%
Net Assets at End of the Period
  (In millions)................   $2,228.8     $2,546.7   $2,727.5   $3,240.5   $3,663.9   $4,222.8
Ratio of Expenses to Average
  Net Assets...................      1.11%        1.13%      1.09%      1.14%      1.08%      1.15%
Ratio of Net Investment
  Income/Loss to Average Net
  Assets.......................      0.15%       (0.13%)    (0.29%)    (0.00%)    (0.46%)    (0.61%)
Portfolio Turnover.............       111%*        111%       109%       100%       177%       180%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $.01.

See Notes to Financial Statements                                             17

VAN KAMPEN STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                 SIX MONTHS
                                   ENDED                     YEAR ENDED AUGUST 31,
CLASS B SHARES                  FEBRUARY 29,   --------------------------------------------------
                                    2008        2007      2006       2005       2004       2003
                                -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................   $ 39.22      $33.42   $  34.05   $  29.40   $  29.57   $  27.07
                                  -------      ------   --------   --------   --------   --------
  Net Investment Loss (a)......     (0.12)      (0.33)     (0.37)     (0.25)     (0.38)     (0.36)
  Net Realized and Unrealized
    Gain/Loss..................     (2.37)       6.13      (0.26)      4.90       0.21       2.86
                                  -------      ------   --------   --------   --------   --------
Total from Investment
  Operations...................     (2.49)       5.80      (0.63)      4.65      (0.17)      2.50
                                  -------      ------   --------   --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD.......................   $ 36.73      $39.22   $  33.42   $  34.05   $  29.40   $  29.57
                                  =======      ======   ========   ========   ========   ========
Total Return (b)...............    -6.32%(c)*  17.35%     -1.85%     15.82%     -0.57%      9.24%
Net Assets at End of the Period
  (In millions)................   $ 766.4      $982.2   $1,237.7   $1,731.5   $2,010.4   $2,346.3
Ratio of Expenses to Average
  Net Assets...................     1.84%(c)    1.89%      1.85%      1.90%      1.85%      1.91%
Ratio of Net Investment Loss to
  Average Net Assets...........    (0.59%)(c)  (0.89%)    (1.05%)    (0.76%)    (1.23%)    (1.37%)
Portfolio Turnover.............      111%*       111%       109%       100%       177%       180%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

 18                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                 SIX MONTHS
                                   ENDED                    YEAR ENDED AUGUST 31,
CLASS C SHARES                  FEBRUARY 29,    ----------------------------------------------
                                    2008         2007      2006      2005      2004      2003
                                --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................    $40.23       $34.28    $34.92    $30.16    $30.34    $27.75
                                   ------       ------    ------    ------    ------    ------
  Net Investment Loss (a)......     (0.13)       (0.34)    (0.38)    (0.25)    (0.39)    (0.36)
  Net Realized and Unrealized
    Gain/Loss..................     (2.42)        6.29     (0.26)     5.01      0.21      2.95
                                   ------       ------    ------    ------    ------    ------
Total from Investment
  Operations...................     (2.55)        5.95     (0.64)     4.76     (0.18)     2.59
                                   ------       ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD.......................    $37.68       $40.23    $34.28    $34.92    $30.16    $30.34
                                   ======       ======    ======    ======    ======    ======

Total Return (b)...............    -6.34%*      17.36%    -1.83%    15.78%    -0.59%     9.33%(c)
Net Assets at End of the Period
  (In millions)................    $159.8       $190.2    $238.4    $332.8    $430.2    $570.1
Ratio of Expenses to Average
  Net Assets...................     1.87%        1.89%     1.85%     1.90%     1.85%     1.91%
Ratio of Net Investment Loss to
  Average Net Assets...........    (0.61%)      (0.89%)   (1.05%)   (0.75%)   (1.23%)   (1.34%)(c)
Portfolio Turnover.............      111%*        111%      109%      100%      177%      180%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Loss to Average Net Assets of .03%.

See Notes to Financial Statements                                             19

VAN KAMPEN STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       SIX MONTHS
                                         ENDED                 YEAR ENDED AUGUST 31,
CLASS I SHARES                        FEBRUARY 29,   ------------------------------------------
                                          2008        2007     2006     2005     2004     2003
                                      ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................    $47.40      $39.99   $40.33   $34.47   $34.33   $31.10
                                         ------      ------   ------   ------   ------   ------
  Net Investment Income/Loss (a).....      0.11        0.05    (0.01)    0.07    (0.08)   (0.11)
  Net Realized and Unrealized
    Gain/Loss........................     (2.89)       7.36    (0.33)    5.79     0.22     3.34
                                         ------      ------   ------   ------   ------   ------
Total from Investment Operations.....     (2.78)       7.41    (0.34)    5.86     0.14     3.23
                                         ------      ------   ------   ------   ------   ------
NET ASSET VALUE, END OF THE PERIOD...    $44.62      $47.40   $39.99   $40.33   $34.47   $34.33
                                         ======      ======   ======   ======   ======   ======

Total Return (b).....................    -5.86%*     18.53%   -0.84%   17.00%    0.41%   10.39%
Net Assets at End of the Period (In
  millions)..........................    $ 25.1      $ 50.0   $ 55.6   $ 55.0   $ 31.8   $ 33.9
Ratio of Expenses to Average Net
  Assets.............................     0.86%       0.88%    0.84%    0.90%    0.84%    0.90%
Ratio of Net Investment Income/Loss
  to Average Net Assets..............     0.43%       0.12%   (0.03%)   0.20%   (0.21%)  (0.36%)
Portfolio Turnover...................      111%*       111%     109%     100%     177%     180%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS                                           OCTOBER 1, 2002
                                ENDED              YEAR ENDED AUGUST 31,           (COMMENCEMENT OF
CLASS R SHARES               FEBRUARY 29,   ------------------------------------    OPERATIONS TO
                                 2008        2007      2006      2005      2004    AUGUST 31, 2003
                             ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF THE PERIOD..............    $46.05      $39.08    $39.58    $34.02    $34.04        $29.94
                                ------      ------    ------    ------    ------        ------
 Net Investment Loss (a)....     (0.02)      (0.14)    (0.19)    (0.04)    (0.24)        (0.24)
 Net Realized and Unrealized
   Gain/Loss................     (2.79)       7.11     (0.31)     5.60      0.22          4.34
                                ------      ------    ------    ------    ------        ------
Total from Investment
 Operations.................     (2.81)       6.97     (0.50)     5.56     (0.02)         4.10
                                ------      ------    ------    ------    ------        ------
NET ASSET VALUE, END OF THE
 PERIOD.....................    $43.24      $46.05    $39.08    $39.58    $34.02        $34.04
                                ======      ======    ======    ======    ======        ======

Total Return (b)............    -6.10%*     17.84%    -1.26%(c) 16.34%    -0.06%        13.69%*
Net Assets at End of the
 Period (In millions).......    $  2.3      $  2.5    $  2.0    $  2.0    $ 20.0        $  0.5
Ratio of Expenses to Average
 Net Assets.................     1.36%       1.38%     1.27%(c)  1.37%     1.33%         1.41%
Ratio of Net Investment Loss
 to Average Net Assets......    (0.10%)     (0.34%)   (0.47%)(c) (0.11%)  (0.65%)       (0.85%)
Portfolio Turnover..........      111%*       111%      109%      100%      177%          180%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets, and Ratio of Net Investment Loss to Average Net Assets reflect actual 12b-1 fees of less than .50%.

See Notes to Financial Statements                                             21

VAN KAMPEN STRATEGIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Strategic Growth Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is capital appreciation. The Fund commenced investment operations on October 2, 1970. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies

VAN KAMPEN STRATEGIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on February 29, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended August 31, 2007, remains subject to examination by taxing authorities.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $419,806,059. At August 31, 2007, the Fund had an accumulated capital loss carryforward for tax purposes of $5,006,227,572, which will expire according to the following schedule.

    AMOUNT                                                                    EXPIRATION
$2,253,729,859 ...........................................................  August 31, 2010
 2,752,497,713 ...........................................................  August 31, 2011

    At February 29, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $ 3,458,711,597
                                                              ===============
Gross tax unrealized appreciation...........................  $ 1,206,989,533
Gross tax unrealized depreciation...........................   (1,470,423,350)
                                                              ---------------
Net tax unrealized depreciation on investments..............  $  (263,433,817)
                                                              ===============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. There were no distributions paid during the year ended August 31, 2007.

    As of August 31, 2007, there were no distributable earnings on a tax basis.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sales transactions.

F. CREDITS EARNED ON CASH BALANCES During the six months ended February 29, 2008, the Fund's custody fee was reduced by $73,011 as a result of credits earned on cash balances.

VAN KAMPEN STRATEGIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

G. FOREIGN CURRENCY TRANSLATION The market value of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from the changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gains and losses on foreign currency include the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $350 million..........................................     .575%
Next $350 million...........................................     .525%
Next $350 million...........................................     .475%
Over $1.05 billion..........................................     .425%

    For the six months ended February 29, 2008, the Fund recognized expenses of approximately $40,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 29, 2008, the Fund recognized expenses of approximately $89,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 29, 2008, the Fund recognized expenses of approximately $5,417,900 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares

VAN KAMPEN STRATEGIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

of those funds selected by the trustees. Investments in such funds of $526,731 are included in "Other" assets on the Statement of Assets and Liabilities at February 29, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 29, 2008, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $188,425.

    For the six months ended February 29, 2008, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $133,800 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $360,200. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the six months ended February 29, 2008 and the year ended August 31, 2007, transactions were as follows:

                                           FOR THE                          FOR THE
                                       SIX MONTHS ENDED                    YEAR ENDED
                                      FEBRUARY 29, 2008                 AUGUST 31, 2007
                                 ----------------------------    ------------------------------
                                   SHARES           VALUE          SHARES            VALUE
Sales:
  Class A......................    3,149,884    $ 150,734,546      6,544,066    $   286,906,971
  Class B......................      456,832       18,401,378      1,315,980         48,489,603
  Class C......................       73,972        3,076,958        222,561          8,351,927
  Class I......................      311,084       15,837,432        357,770         15,645,437
  Class R......................        9,175          430,093         39,604          1,770,748
                                 -----------    -------------    -----------    ---------------
Total Sales....................    4,000,947    $ 188,480,407      8,479,981    $   361,164,686
                                 ===========    =============    ===========    ===============
Repurchases:
  Class A......................   (6,927,492)   $(337,252,275)   (21,091,877)   $  (918,641,244)
  Class B......................   (4,640,417)    (185,843,526)   (13,306,293)      (491,004,084)
  Class C......................     (562,080)     (23,197,694)    (2,448,340)       (91,957,524)
  Class I......................     (802,883)     (40,391,281)      (693,514)       (30,627,206)
  Class R......................       (8,939)        (429,054)       (38,720)        (1,670,315)
                                 -----------    -------------    -----------    ---------------
Total Repurchases..............  (12,941,811)   $(587,113,830)   (37,578,744)   $(1,533,900,373)
                                 ===========    =============    ===========    ===============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended February 29, 2008, the Fund received redemption fees of approximately $5,000 which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

VAN KAMPEN STRATEGIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2008 (UNAUDITED) continued

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $4,071,155,456 and $4,448,429,399, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to .50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $481,400 and $1,507,600 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of February 29, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

9. FUND MERGER

On September 19, 2007, the Trustees of Van Kampen Strategic Growth Fund ("Target Fund") announced its intention to merge the Target Fund into the Van Kampen Pace Fund ("Acquiring Fund"). The Trustees of each of the funds have approved in principal an agreement and plan of reorganization between the funds providing for a transfer of assets and liabilities of the Target Fund to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund (the "Reorganization"). The Reorganization is subject to the approval by the shareholders of the Target Fund.

VAN KAMPEN STRATEGIC GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive

Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Strategic Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Strategic Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Strategic Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                        16, 116, 216, 516, 316
                                                                   EMGSAN 4/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-02066P-Y02/08

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics -- Not applicable for semi-annual reports.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Strategic Growth Fund

By:   /s/ Ronald E. Robison
      ---------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  April 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Ronald E. Robison
      ---------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  April 17, 2008

By:   /s/ Stuart N. Schuldt
      ---------------------
Name:  Stuart N. Schuldt
Title: Principal Financial Officer
Date:  April 17, 2008